SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands						26 Months Ended
	Oct. 28, 2025	Oct. 15, 2025	Oct. 14, 2025	Aug. 05, 2025	Apr. 02, 2024	Dec. 31, 2027	Oct. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)				76,666,659
Net proceeds from underwritten offering				$ 61,200
Ordinary shares, par value								$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Segment Discontinued Operations | I-Mab Shanghai | I-Mab Hangzhou
Subsequent Event [Line Items]
Percentage of transfer of outstanding equity interest					100.00%
American Depositary Share
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)				33,333,330
Per share price of issuance (in usd per share)				$ 1.95
Subsequent Event
Subsequent Event [Line Items]
Upfront payment	$ 1,800
Subsequent Event | Hong Kong Initial Public Offering
Subsequent Event [Line Items]
Ordinary shares, par value							$ 0.0001
Subsequent Event | Bridge Health
Subsequent Event [Line Items]
Equity purchase agreement percentage	100.00%
Non contingent payments						$ 1,200
Milestone payments received for development and regulatory milestones	$ 3,875
Series A Agreement | Subsequent Event | Series A Preferred Stock | Visara
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)			35,000,000
Aggregate purchase price			$ 37,000
Series A Agreement | Subsequent Event | Series A Preferred Stock | AffaMed
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)			16,200,000
Assignment and Assumption Agreement | Subsequent Event | AffaMed
Subsequent Event [Line Items]
Payments made to third parties			$ 5,000
Assignment and Assumption Agreement | Subsequent Event | Everest
Subsequent Event [Line Items]
Payments made to third parties	$ 7,000
Exclusive License Agreement | Subsequent Event | AskGene
Subsequent Event [Line Items]
Payments made to third parties		$ 7,000